Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies
Schedule of interests in direct and indirect subsidiaries

At December 31, 2018, 2017 and 2016, the main direct and indirect subsidiaries of the Company were as follows:

	Company’s
	Ownership	Business
Entity	Interest (1)	Segment (2)

Grupo Telesistema, S.A. de C.V. and subsidiaries	100%	Content and Other Businesses
Televisa, S.A. de C.V. (“Televisa”) (3)	100%	Content
G.Televisa-D, S.A. de C.V. (3)	100%	Content
Multimedia Telecom, S.A. de C.V. (“Multimedia Telecom”) and subsidiary (4)	100%	Content
Innova, S. de R.L. de C.V. (“Innova”) and subsidiaries (collectively, “Sky”) (5)	58.7%	Sky
Corporativo Vasco de Quiroga, S.A. de C.V. (“CVQ”) and subsidiaries (6)	100%	Cable and Sky
Empresas Cablevisión, S.A.B. de C.V. and subsidiaries (collectively, “Empresas Cablevisión”) (7)	51%	Cable
Subsidiaries engaged in the Cablemás business (collectively, “Cablemás”) (8)	100%	Cable
Televisión Internacional, S.A. de C.V. and subsidiaries (collectively, “TVI”) (9)	100%	Cable
Cablestar, S.A. de C.V. and subsidiaries (collectively, “Bestel”) (10)	66.1%	Cable
Arretis, S.A.P.I. de C.V. and subsidiaries (collectively, “Cablecom”) (11)	100%	Cable
Subsidiaries engaged in the Telecable business (collectively, “Telecable”) (12)	100%	Cable
Editorial Televisa, S.A. de C.V. and subsidiaries	100%	Other Businesses
Grupo Distribuidoras Intermex, S.A. de C.V. and subsidiaries	100%	Other Businesses
Sistema Radiópolis, S.A. de C.V. (“Radiópolis”) and subsidiaries (13)	50%	Other Businesses
Controladora de Juegos y Sorteos de México, S.A. de C.V. and subsidiaries	100%	Other Businesses
Villacezán, S.A. de C.V. (“Villacezán”) and subsidiaries (14)	100%	Other Businesses
(1)	Percentage of equity interest directly or indirectly held by the Company.
(2)	See Note 25 for a description of each of the Group’s business segments.
(3)	Televisa and G.Televisa-D, S.A. de C.V., are direct subsidiaries of Grupo Telesistema, S.A. de C.V.
(4)

Multimedia Telecom and its direct subsidiary, Comunicaciones Tieren, S.A. de C.V. (“Tieren”), are wholly-owned subsidiaries of the Company through which it owns shares of the capital stock of UHI and maintains an investment in warrants that are exercisable for shares of common stock of UHI. As of December 31, 2018 and 2017, Multimedia Telecom and Tieren have investments representing 95.3% and 4.7%, respectively, of the Group’s aggregate investment in shares of common stock and share warrants issued by UHI (see Notes 9, 10 and 19).

(5)

Innova is an indirect majority-owned subsidiary of the Company and Sky DTH, S.A. de C.V. (“Sky DTH”), and a direct majority-owned subsidiary of Innova Holdings, S. de R.L. de C.V. (“Innova Holdings”). Sky is a satellite television provider in Mexico, Central America and the Dominican Republic. Although the Company holds a majority of Innova’s equity and designates a majority of the members of Innova’s Board of Directors, the non-controlling interest has certain governance and veto rights in Innova, including the right to block certain transactions between the companies in the Group and Sky. These veto rights are protective in nature and do not affect decisions about relevant business activities of Innova.

(6)

CVQ is a direct subsidiary of the Company and the parent company of Empresas Cablevisión, Cablemás, TVI, Bestel, Cablecom, Telecable and Innova. In September 2016, Factum Más Telecom, S.A. de C.V., a former direct subsidiary of the Company and the former parent company of Sky DTH, Innova Holdings and Innova, was merged into CVQ. At the consolidated level, this merger had no effect (see Note 3).

(7)	Empresas Cablevisión, S.A.B. de C.V., is a direct majority-owned subsidiary of CVQ.
(8)

Some Cablemás subsidiaries are directly owned by CVQ and some other Cablemás subsidiaries are indirectly owned by CVQ. In June 2016, three former Cablecom subsidiaries were merged into a Cablemás subsidiary. At the consolidated level, the mergers had no effect.

(9)

Televisión Internacional, S.A. de C.V., is a direct subsidiary of CVQ. Through February 2016, the Company had a 50% ownership interest in TVI, and consolidated this subsidiary because it appointed the majority of the members of the Board of Directors of TVI. In March 2016, the Company acquired the remaining 50% non-controlling interest in TVI (see Note 3).

(10)	Cablestar, S.A. de C.V., is an indirect majority-owned subsidiary of CVQ and Empresas Cablevisión, S.A.B. de C.V.
(11)

Through the third quarter of 2016, Grupo Cable TV, S.A. de C.V. (“Grupo Cable TV”), was an indirect subsidiary of CVQ. In June 2016, three former subsidiaries of Grupo Cable TV were merged into a Cablemás subsidiary. In the fourth quarter of 2016, Grupo Cable TV merged into Arretis, S.A.P.I. de C.V., a direct subsidiary of CVQ. At the consolidated level, the mergers had no effect.

(12)	The Telecable subsidiaries are directly owned by CVQ.
(13)	Radiópolis is a direct subsidiary of the Company. The Company controls Radiópolis as it has the right to appoint the majority of the members of the Board of Directors of Radiópolis.
(14)	Villacezán is an indirect subsidiary of Grupo Telesistema, S.A. de C.V.

Schedule of expiration dates of the Group's concessions and permits

Segments	Expiration Dates
Content (broadcasting concessions) (1)	In 2021 and the relevant renewals start in 2022 ending in 2042
Sky (2)	Various from 2020 to 2027
Cable	Various from 2020 to 2046
Other Businesses:
Radio (3)	Various from 2019 to 2039
Gaming	In 2030
(1)

In November 2018, the IFT approved the renewal of the Group’s broadcasting concessions for all of its   television stations in Mexico, for a term of 20 years after the existing expiration date in 2021. In November 2018, the Group paid in cash for such renewal an aggregate amount of Ps.5,754,543, which includes a payment of Ps.1,194 for administrative expenses and recognized this cost as an intangible asset in its consolidated statement of financial position. This amount will be amortized in a period of 20 years beginning on January 1, 2022, by using the straight-line method (see Note 12).

(2)	Sky made timely requests to renew its concessions in Panama and Honduras during 2018.
(3)

The costs paid by the Group for renewal of certain Radio concessions in 2017 and 2016 amounted to an aggregate of Ps.37,848 and Ps.111,636, respectively. In addition, IFT granted in 2017 two new concessions to the Group in Ensenada and Puerto Vallarta. The cost paid by the Group for obtaining these concessions amounted to an aggregate of Ps.85,486. The Group recognized the amounts for renewal and obtaining these concessions as intangible assets in its consolidated statement of financial position, and are amortized in a period of 20 years by using the straight-line method (see Note 12).

Schedule of property, plant and equipment, estimated useful lives

Estimated
Useful Lives
Buildings	20 - 65 years
Building improvements	5 - 20 years
Technical equipment	3 - 30 years
Satellite transponders	15 years
Furniture and fixtures	3 - 10 years
Transportation equipment	4 - 8 years
Computer equipment	3 - 6 years
Leasehold improvements	5 - 30 years

Schedule of intangible assets, estimated useful lives

Estimated
Useful Lives
Trademarks	4 years
Licenses	3 - 14 years
Subscriber lists	4 - 10 years
Payments for renewal of concessions	20 years
Other intangible assets	3 - 20 years

Schedule of new or amended standards issued by IASB

Effective for Annual
Periods Beginning
New or Amended IFRS Standard	Title of the IFRS Standard	On or After
Amendments to IFRS 10 and IAS 28 (1)	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	Postponed
IFRS 16	Leases	January 1, 2019
Amendments to IFRS 4 (2)	Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts	No earlier than 2020
IFRS 17 (2)	Insurance Contracts	January 1, 2021
IFRIC 23 (1)	Uncertainty over Income Tax Treatments	January 1, 2019
Annual Improvements (1)	Annual Improvements to IFRS Standards 2015-2017 Cycle	January 1, 2019
Amendments to IAS 28 (1)	Long-term Interests in Associates and Joint Ventures	January 1, 2019
Amendments to IFRS 9 (1)	Prepayment Features with Negative Compensation	January 1, 2019
Amendments to IAS 19 (1)	Plan Amendment, Curtailment or Settlement	January 1, 2019
IFRS Conceptual Framework	Conceptual Framework for Financial Reporting	January 1, 2020
Amendments to IFRS 3 (1)	Definition of a Business	January 1, 2020
Amendments to IAS 1 and IAS 8 (1)	Definition of Material	January 1, 2020

(1)	This new or amended standard is not expected to have a significant impact on the Group’s consolidated financial statements.
(2)	This new or amended standard is not expected to be applicable to the Group’s consolidated financial statements.

Standard	Subject of Amendment
IFRS 3 Business Combinations	Previously held interest in a joint operation.
IFRS 11 Joint Arrangements	Previously held interest in a joint operation.
IAS 12 Income Taxes	Income tax consequences of payments on financial instruments classified as equity.
IAS 23 Borrowing Costs	Borrowing costs eligible for capitalization.